Long-term debt - Narrative (Details)	Dec. 31, 2024 USD ($) loan_agreement	Dec. 31, 2023 USD ($)	Dec. 13, 2021 USD ($)	Apr. 29, 2021 USD ($)
Debt Instrument [Line Items]
Number of loan agreements | loan_agreement	2
Debt and capital lease obligations	$ 33,727,000	$ 45,065,000
Secured Debt
Debt Instrument [Line Items]
Debt and capital lease obligations	31,740,000	42,879,000
Secured Debt | EDC
Debt Instrument [Line Items]
Long-term debt			$ 20,000,000
Debt and capital lease obligations	6,836,000	10,763,000
Secured Debt | UniCredit Loan
Debt Instrument [Line Items]
Debt and capital lease obligations				$ 8,803,000
Interest Rate Swap
Debt Instrument [Line Items]
Fair value	150,000	$ 822,000
Unicredit Interest Rate Swap
Debt Instrument [Line Items]
Notional amount	13,211,000
Deutsche Bank Interest Rate Swap
Debt Instrument [Line Items]
Notional amount	$ 8,451,000